Northern Institutional Funds

                               Municipal Portfolio
                        Service Shares and Premier Shares
                        Supplement dated January 10, 2000
              to the Prospectus dated October 20, 1999, as revised
                                November 30, 1999


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following sentence is added under "Principal Investment Strategies and Risks--Investment Strategies" on page 5:

The Portfolio does not currently intend to invest in AMT obligations as described in the Prospectus. The Portfolio retains, however, the ability to invest any or all of its assets in AMT obligations, and may do so in the future.



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                          Northern Institutional Funds

                               Municipal Portfolio
                                     Shares
                        Supplement dated January 10, 2000
              to the Prospectus dated October 20, 1999, as revised
                                November 30, 1999


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following sentence is added under "Principal Investment Strategies and Risks--Investment Strategies" on page 5:

The Portfolio does not currently intend to invest in AMT obligations as described in the Prospectus. The Portfolio retains, however, the ability to invest any or all of its assets in AMT obligations, and may do so in the future.





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